Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001953926
Registrant Name	Zenas BioPharma, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES